Consolidating Financial Statements - Consolidating Statement of Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Net (loss) income	$ (13,468)	$ (19,002)	$ (12,200)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	(1,688)	27	1,258
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	(3)	(4)	22
Comprehensive (loss) income	(15,159)	(18,979)	(10,920)
Bermuda Holdings [Member]
Net (loss) income	(13,468)	(19,002)	(12,200)
Changes in market value of corporate equity security:
Comprehensive (loss) income	(13,468)	(19,002)	(12,200)
Bermuda Ltd [Member]
Net (loss) income	(13,248)	(17,036)	(13,907)
Changes in market value of corporate equity security:
Comprehensive (loss) income	(13,248)	(17,036)	(13,907)
Stratus US [Member]
Net (loss) income	(10,906)	(16,665)	(9,959)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	(18)	(46)	(9)
Changes in market value of corporate equity security:
Comprehensive (loss) income	(10,924)	(16,711)	(9,968)
Guarantor Subsidiaries [Member]
Net (loss) income	2,977	13,124	1,503
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	201	(33)	(59)
Changes in market value of corporate equity security:
Comprehensive (loss) income	3,178	13,091	1,444
Non Guarantor Subsidiaries [Member]
Net (loss) income	940	712	1,057
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	(1,871)	106	1,326
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	(3)	(4)	22
Comprehensive (loss) income	(934)	814	2,405
Eliminations [Member]
Net (loss) income	20,237	19,865	21,306
Changes in market value of corporate equity security:
Comprehensive (loss) income	$ 20,237	$ 19,865	$ 21,306